Description of the Business and Merger Transaction (Details) - Summary of Significant Sources and Uses of Cash Related to Closing of Merger Transaction and Reconciliation of Common Shares Related to Merger - USD ($)
$ in Thousands
			1 Months Ended	3 Months Ended
		Jan. 04, 2021	Dec. 31, 2020	Mar. 31, 2021
Summary of Significant Sources and Uses of Cash Related to Closing of Merger Transaction and Reconciliation of Common Shares Related to Merger [Abstract]
Cash at Megalith				$ 27,669
Cash from PIPE (private investment in public entity) investors				20,003
Total sources of cash				47,672
Cash paid to underwriters and other transaction costs				(3,987)
Cash paid to Customers Bank as consideration				(23,125)
Cash from recapitalization transaction (A)				20,560
Cash used to pay down BMT debt				(8,834)
Cash received by BMT and used to pay down debt				(6,738)
Total cash used to pay down outstanding debt (B)				(15,572)
Net cash received by BMT from the reverse recapitalization transaction at March 31, 2021 (=A+B)				4,988
90 day merger true-up, accrued by BMT at March 31, 2021 (a)	[1]			(3,672)
Final cash to BMT from the reverse recapitalization transaction				$ 1,316
Shares related to the recapitalization transaction - January 4, 2021 (in Shares)		6,076,946
Shares held by legacy BankMobile shareholders - December 31, 2020 (in Shares)			6,123,432
Total shares issued and outstanding, March 31, 2021 (in Shares)				12,200,378

[1]	The Company expects to payout the $3.7 million in cash in late May 2021.